CONCENTRATIONS OF RISK (Tables)	12 Months Ended
Mar. 31, 2025
Concentrations Of Risk
SCHEDULES OF CONCENTRATION OF RISK

Vendors	Percentage of respective fiscal year			Year ended March 31,
	2023	2024	2025	2023	2024	2025
				HKD	HKD	HKD
Vendor A	32.3%	-	-	$1,054,187	$-	$-
Vendor B	13.0%			423,080	-	-
Vendor C	12.3%	-	-	400,170	-	-
Vendor D	-	24.2%	21.1%	-	2,745,741	7,140,894
Vendor E	-	-	13.4%	400,170	-	4,527,190
Vendor F	-	-	11.6%	-	2,745,741	3,921,443